CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net loss from continuing operations	$ (28,452,232)	$ (34,080,963)
Add (deduct) items not affecting cash
Depreciation and amortization	3,900,458	1,943,048
Impairment of right-of-use asset	89,860	183,161
Interest expense	7,860	155,315
Share-based payments	8,052,011	12,082,930
Change in fair value of investments	770,874	8,778,707
Change in fair value of derivative liability	(2,561,456)	2,684,436
Unrealized foreign exchange loss (gain)	(327,161)
Loss (gain) on settlement of financial liability	(680,164)	18,665
Changes in non-cash working capital balances
Other receivables	435,183	(387,837)
Prepaid expenses and deposits	(526,738)	(24,214)
Other payables	898,691	1,516,025
Cash used in continuing operating activities	(18,392,814)	(7,130,727)
Cash used in discontinued operating activities	(737,659)	(6,581,998)
Cash used in operating activities	(19,130,473)	(13,712,725)
Investing activities
Cash acquired from acquisition of Prismic Pharmaceuticals Inc.		1,752
Proceeds from sale of investments	6,477,510	462,303
Additions to intangible assets		(293,126)
Cash provided by continuing investing activities	6,477,510	170,929
Cash provided by (used in) discontinued investing activities	36,616	(401,817)
Cash provided by (used in) investing activities	6,514,126	(230,888)
Financing activities
Repayment of lease obligation	(39,993)	(42,285)
Proceeds from issuance of shares, net of issuance costs	25,100,459	3,431,294
Repayment of notes payable	(946,643)	0
Proceeds from exercise of stock options	59,548	551,133
Proceeds from exercise of warrants		71,461
Cash provided by continuing financing activities	24,173,371	4,011,603
Cash provided by discontinued financing activities	0	0
Cash provided by financing activities	24,173,371	4,011,603
Net increase (decrease)	11,557,024	(9,932,010)
Cash, beginning of the year	5,967,798	15,899,808
Cash, end of the year	$ 17,524,822	$ 5,967,798